Commitments and contingencies (Details) - Other Commercial Commitments Maturity - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
2021	$ 27.7
2022	21.5
Total	49.2	$ 76.0
Surety bonds, bank guarantees and performance bonds
Other Commitments [Line Items]
2021	21.8
2022	21.5
Total	43.3	70.1
Performance guarantee to Opex (note 3)
Other Commitments [Line Items]
2021	5.9
2022	0.0
Total	$ 5.9	$ 5.9